ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER
The components of accounts receivable and other are as follows:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Derivative assets	$37	$1,338
Accounts receivable(1)	421	414
Restricted cash and deposits	237	313
Prepaid expenses	94	130
Other current assets	192	398
Total accounts receivable and other	$981	$2,593

(1)	See Note 35, Related Parties, for further discussion.

Derivative assets

As of December 31, 2016, derivative assets primarily included $1,254 million relating to warrants to purchase common stock of GGP measured at FVTPL. As described in Note 7, Equity Accounted Investments, these warrants were exercised during the fourth quarter of 2017.